Capitalized Software Development Costs, Net (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Amortization of capitalized software development costs	$ 3,027	$ 5,668